Other Long-term Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Non-current liabilities [abstract]
Amount in escrow account	$ 10.6	$ 12.4
Provision for maintenance	22.9	$ 28.9
Trust fund	$ 2.6